Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits	$ 0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,600
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards	38,900
Domestic Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	600
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	37,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 100